DISCONTINUED OPERATIONS - Narrative (Details) - RUB (₽) ₽ in Millions			1 Months Ended			12 Months Ended
	Oct. 30, 2020	Nov. 22, 2019	Oct. 31, 2022	Mar. 31, 2021	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preludium B.V.
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)		100.00%
Contingent consideration received				₽ 1,234
Fair value of contingent consideration receivable						₽ 0	₽ 1,867
NVision Group
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)					100.00%
Cash consideration received	₽ 369							₽ 369
Nvision Czech Republic
Carrying amounts of Preludium B.V and Nvision Group of net assets and reconciliation of the loss on disposal
Sale of ownership in discontinued operation (as a percentage)			100.00%
Contingent consideration received						50
Fair value of contingent consideration receivable						453
Cash consideration received						₽ 50